Litigation	12 Months Ended
Dec. 31, 2024
Litigation
Litigation

Note 8. Litigation

Effective as of March 31, 2023, a 2018 lawsuit filed by Philip Forman, against the Company and its former CEO relating to the validity of a June 25, 2015 Amendment to his November 10, 2014 Employment Agreement with the Company and claims for compensation on termination of his employment was settled. In the settlement, as full and complete consideration, the Company issued to Mr. Forman 1,850,000 shares of common stock of the Company with a fair value of $462,500.

As mentioned in Note 7 above, the Company settled the SEC’s investigation through the filing of a consent judgment on the terms described in the Company’s Form 8-K filed on April 29, 2022, without the Company admitting or denying the SEC’s allegations.